Income Taxes - Schedule of Research and Development Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Translation differences	$ 273	$ 358
Total Research and development tax credit	5,041	7,296
Research and development tax credits receivable	(4,799)	(7,049)
Research and development tax credits receivable	242	247
UK Research and Development Tax Credits [Member]
Research and development tax credit	4,315	6,565
Irish [Member]
Research and development tax credit	$ 453	$ 373